Provisions - Narrative (Details) - 2023 - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Expected reimbursement	£ 717	£ 764
Barclays Bank PLC
Disclosure of other provisions [line items]
Expected reimbursement	£ 458	£ 560